Schedule of Preliminary Allocation of Purchase Consideration (Details) (Parenthetical)	Sep. 11, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Shares consideration percentage	19.99%